STOCKHOLDERS' EQUITY (Details 1) - $ / shares	Nov. 30, 2024	May. 31, 2021	Sep. 30, 2016	Jul. 31, 2016	Jul. 01, 2016
Warrants Outstanding Exercise Price 1	$ 1	$ 1	$ 1.3	$ 1.3	$ 0.01
Number of Warrants Outstanding 1	1,264,023	375,000	1,000,000	3,036,450	100,000
August 31, 2014 [Member]
Warrants Outstanding Exercise Price 1		$ 1.00		$ 1.3
Number of Warrants Outstanding 1		375,000		3,036,450